Losses per share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings per Share Reconciliation [Abstract]
Net income/ (loss) attributable to DryShips Inc.	$ (2,847,061)	$ (47,512)	$ (223,093)
Less: Non-vested common stock dividends declared and undistributed earnings	(570)	(697)	(56)
Basic EPS
Income/(loss) available to common stockholders	$ (2,847,631)	$ (48,209)	$ (223,149)
Weighted-average number of outstanding shares (denominator)	26,598,361	18,241,265	15,362,532
Amount per share	$ (107.06)	$ (2.64)	$ (14.53)
Diluted EPS
Income/ (Loss) available to common stockholders	$ (2,847,631)	$ (48,209)	$ (223,149)
Weighted average number of shares, diluted	26,598,361	18,241,265	15,362,532
Amount per share	$ (107.06)	$ (2.64)	$ (14.53)